Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets
Goodwill and Intangible Assets

3. Goodwill and Intangible Assets

        Goodwill and intangible assets, including those acquired in connection with the above acquisition, consisted of the following as of December 31, 2011, 2012 and September 30, 2013 (unaudited) (in thousands):

	December 31, 2011	Weighted Average Remaining Useful Life (in years)	December 31, 2012	Weighted Average Remaining Useful Life (in years)	September 30, 2013	Weighted Average Remaining Useful Life (in years)
Developed technology	$—	—	$1,300	4.8	$1,300	4.0
Domain names	—	—	700	6.3	700	5.5
Customer relationships	—	—	900	7.8	900	7.0
Non-compete agreements	—	—	130	1.3	130	0.5
Capitalized software development costs	877	1.7	877	0.8	1,235	1.4

	877		3,907		4,265
Less accumulated amortization	(633)		(1,173)		(1,681)

Intangible assets, net	244		2,734		2,584
Goodwill	—		9,537		$9,537

Goodwill and intangible assets, net	$244		$12,271		$12,121

        As of December 31, 2012, total future expected amortization is as follows for the following years ending December 31 (in thousands):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013	$229	$100	$106	$65	$101
2014	229	100	106	19	—
2015	229	100	106	—	—
2016	229	100	106	—	—
2017	179	100	106	—	—
2018 and beyond	—	129	295	—	—

	$1,095	$629	$825	$84	$101

        As of September 30, 2013, total future expected amortization is as follows for the remainder of 2013 and the subsequent years ending December 31 (in thousands, unaudited):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013 (3 months)	$57	$25	$27	$16	$32
2014	229	100	106	19	238
2015	229	100	106	—	54
2016	229	100	106	—	—
2017	181	100	106	—	—
2018 and beyond	—	129	295	—	—

Total (unaudited)	$925	$554	$746	$35	$324

        Amortization expense related to intangible assets was $192,000, $181,000 and $540,000 in 2010, 2011 and 2012, respectively. Amortization expense related to intangible assets was $367,000 and $508,000 for the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited), respectively.